Fair Value of Financial Instruments (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of changes in fair value of Level 3 financial assets and liabilities
Beginning balances, December 31, 2011	$ (1,300,000)
Additions of convertible debt feature	(700,000)	(1,300,000)
Ending balance as of September 30, 2012	$ (1,300,000)	$ (1,300,000)